General Information, Structure and Organization of the Group's Business	12 Months Ended
Dec. 31, 2024
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General Information, Structure and Organization of the Group's Business
1.	GENERAL INFORMATION, STRUCTURE AND ORGANIZATION OF THE GROUP’S BUSINESS
General information
YPF S.A. (“YPF” or the “Company”) is a stock corporation (sociedad anónima) incorporated under the Argentine laws, with a registered office at Macacha Güemes 515, in the Autonomous City of Buenos Aires.
YPF and its subsidiaries (the “Group”) form the leading energy group in Argentina, which operates a fully integrated oil and gas chain with leading market positions across the domestic Upstream, Downstream and Gas and Power businesses.
Structure and organization of the economic Group
The following table includes the main companies of the Group as of December 31, 2024:

Entity	Country	Main business	% of ownership of capital stock (1)	Relationship

Upstream
Eleran	Spain	Hydrocarbon exploration through the subsidiary YPF E&P Bolivia S.A.	100%	Subsidiary

Downstream
OPESSA	Argentina	Gas stations	100%	Subsidiary
YPF Chile	Chile	Commercialization of natural gas	100%	Subsidiary
YPF Brasil (2)	Brazil	Commercialization of lubricants and derivatives	100%	Subsidiary
Profertil	Argentina	Production and commercialization of fertilizers	50%	Joint venture
Refinor	Argentina	Industrialization and commercialization of hydrocarbons	50%	Joint venture
OLCLP	Argentina	Hydrocarbon transportation	85%	Joint venture
OTA	Argentina	Hydrocarbon transportation	36%	Joint venture
OTC	Chile	Hydrocarbon transportation	36%	Joint venture
Oldelval	Argentina	Hydrocarbon transportation	37%	Associate
Oiltanking	Argentina	Hydrocarbon transportation	30%	Associate
VMOS (3)	Argentina	Hydrocarbon transportation	33.80%	Associate
Termap	Argentina	Hydrocarbon transportation	33.15%	Associate

Gas and Power
Metrogas (4)	Argentina	Distribution of natural gas	70%	Subsidiary
Metroenergía	Argentina	Commercialization of natural gas	71.50%	Subsidiary
Argentina LNG	Argentina	Industrialization and commercialization of LNG	100%	Subsidiary
Sur Inversiones Energéticas	Argentina	Industrialization and commercialization of LNG	100%	Subsidiary
MEGA	Argentina	Separation of natural gas liquids and their fractionation	38%	Joint venture
YPF EE	Argentina	Generation of electric power	75%	Joint venture
CT Barragán	Argentina	Generation of electric power	50%	Joint venture
CDS	Argentina	Generation of electric power	10.25%	Associate
YPF Gas	Argentina	Commercialization of natural gas	33.99%	Associate

Central Administration and Others
AESA	Argentina	Engineering and construction services	100%	Subsidiary
Y-TEC	Argentina	Research and development of technology	51%	Subsidiary
YPF Ventures	Argentina	Corporate investments	100%	Subsidiary

(1)	Held directly and indirectly.

(2)	See Note 3 “Sale of equity participation in YPF Brasil” section.

(3)
On December 13, 2024, YPF, together with Pan American Sur S.A., Vista Energy S.A.U. and Pampa Energía S.A. signed a shareholders’ agreement to form a new company, VMOS. The main purpose of VMOS is the construction of the “Vaca Muerta Sur Project”, an oil transportation infrastructure project. VMOS has granted stock options to Pluspetrol S.A., Chevron Argentina S.R.L. and Shell Compañía Argentina de Petróleo S.A. As of the date of issuance of these consolidated financial statements, Pluspetrol S.A. has exercised such option becoming a shareholder of VMOS.

(4)	See Note 36.c.3) “Note from ENARGAS related to YPF’s interest in Metrogas” section.

(Amounts expressed in millions of United States dollars, except shares and per shares amounts expressed in United States dollars, and as otherwise indicated)

1.	GENERAL INFORMATION, STRUCTURE AND ORGANIZATION OF THE GROUP’S BUSINESS (cont.)

Organization of the business
As of December 31, 2024, the Group carries out its operations in accordance with the following structure:

-	Upstream

-	Downstream

-	Gas and Power

-	Central Administration and Others
Activities covered by each business segment are detailed in Note 5.
The operations, properties and clients of the Group are mainly located in Argentina. However, the Group also holds participating interest in exploratory areas in Bolivia and sells jet fuel, natural gas, lubricants and derivatives in Chile and lubricants and derivatives in Brazil (see Note 3 “Sale of equity participation in YPF Brasil” section). As of December 31, 2024, the Group decided not to renew the contracts related to the commercialization of aerokerosene in Chile in order to focus on operations exclusively in Argentina.